Deposits Payable (Details)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($) shares	Jun. 30, 2021 CNY (¥) shares
Deposits Payable (Details) [Line Items]
Deposits payable		$ 11,616,021	¥ 75,000,000
Series C convertible redeemable preferred shares [Member]
Deposits Payable (Details) [Line Items]
Redeemable preferred shares		2,419,909	2,419,909